Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of contingent consideration business combination	As at December 31, the fair value was as follows:

	Om of Medicine	Pure Ratios	Total
Balance, December 31, 2017 and 2018	$—	$—	$—
Additions (Note 14)	3,750	1,500	5,250
Accretion	214	—	214

Balance, December 31, 2019	$3,964	$1,500	$5,464
Less: current portion (fully earned)		(750)	(750)

Long term portion	$3,964	$750	$4,714